Share-based Compensation - Narrative (Details)				10 Months Ended	12 Months Ended
	Apr. 06, 2022 shares	Apr. 05, 2022 shares	Apr. 28, 2021 SFr / shares shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2022 USD ($) $ / shares shares	Apr. 28, 2021 $ / shares shares	Mar. 09, 2021 shares
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-based compensation expense | $				$ 9,052,909	$ 9,654,778
Common Shares, shares outstanding (in shares)		52,701,111
MoonLake AG Common Shares
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Common shares issuable (in shares)					14,596
Common Shares, shares outstanding (in shares)				12,161,331			33,638,698
Equity Incentive Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-based compensation expense | $				$ 0	$ 364,381
Weighted average period of recognition					2 years 3 months 7 days
Expiration period		10 years
Estimated fair value of the option on the grant date using Black-Scholes model (in shares)	180,000				180,000
Unrecognized compensation expense | $					$ 1,100,000
Equity Incentive Plan | Share-Based Payment Arrangement, Tranche One
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Vesting percentage	33.33%
Equity Incentive Plan | Share-Based Payment Arrangement, Tranche Two
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Vesting percentage	33.33%
Equity Incentive Plan | Share-Based Payment Arrangement, Tranche Three
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Vesting percentage	33.33%
Employee Stock Option Plan (ESOP)
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Unrecognized compensation expense, options | $					1,800,000
MoonLake AG Restricted Founder Shares
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-based compensation expense | $				8,837,092	4,840,608
Unrecognized share-based compensation expense, non-option awards | $					1,600,000
Monthly SBP expense | $					403,361
ESPP
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-based compensation expense | $				148,835	3,910,076
Unrecognized share-based compensation expense, non-option awards | $					$ 9,500,000
Vesting period after occurrence of change of control					12 months
Weighted average period of recognition					1 year 9 months 7 days
ESPP | Share-Based Payment Arrangement, Tranche One
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Vesting percentage					25.00%
ESPP | Share-Based Payment Arrangement, Tranche Two
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Vesting percentage					25.00%
ESPP | Share-Based Payment Arrangement, Tranche Three
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Vesting percentage					25.00%
ESPP | Share-Based Payment Arrangement, Tranche Four
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Vesting percentage					25.00%
ESPP | Employee Stock Option Plan (ESOP)
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Weighted average period of recognition					2 years 7 months 20 days
Research and development services
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-based compensation expense | $				$ 66,982	$ 539,713
Research and development services | Employee Stock Option Plan (ESOP)
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Vesting period after occurrence of change of control					12 months
Estimated fair value of the option on the grant date using Black-Scholes model (in shares)				224,033	242,736
Research and development services | Employee Stock Option Plan (ESOP) | Share-Based Payment Arrangement, Tranche One
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Vesting percentage					25.00%
Research and development services | Employee Stock Option Plan (ESOP) | Share-Based Payment Arrangement, Tranche Two
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Vesting percentage					25.00%
Research and development services | Employee Stock Option Plan (ESOP) | Share-Based Payment Arrangement, Tranche Three
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Vesting percentage					25.00%
Research and development services | Employee Stock Option Plan (ESOP) | Share-Based Payment Arrangement, Tranche Four
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Vesting percentage					25.00%
Option and employee stock | Treasury Stock
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Common shares issuable (in shares)					22,756
Class C Ordinary Shares
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Common Shares, shares outstanding (in shares)					13,723,511
Common shares, par value (USD per share) | $ / shares					$ 0.0001
Class C Ordinary Shares | MoonLake AG Common Shares
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Common shares issuable (in shares)					490,990
Common Shares, shares outstanding (in shares)					13,723,511
Common shares, par value (USD per share) | $ / shares					$ 0.0001
Class C Ordinary Shares | Option and employee stock | Treasury Stock
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Common shares issuable (in shares)					765,482
Class A Ordinary Shares
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Common Shares, shares outstanding (in shares)					38,977,600
Common shares, par value (USD per share) | $ / shares					$ 0.0001	$ 0.0001
Class A Ordinary Shares | MoonLake AG Common Shares
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Common Shares, shares outstanding (in shares)					38,977,600
Common shares, par value (USD per share) | $ / shares					$ 0.0001
MoonLake AG
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Reverse vesting percentage			90.00%			90.00%
Common Shares, shares outstanding (in shares)			110,000			110,000
MoonLake AG | MoonLake AG Restricted Founder Shares
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Common Shares, shares outstanding (in shares)			99,000			99,000
Vesting percentage			4.166%
Vesting period			2 years
Nominal value (CHF per share) | SFr / shares			SFr 0.10
MoonLake AG | Class C Ordinary Shares
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Common Shares, shares outstanding (in shares)			3,700,257			3,700,257
MoonLake AG | Class C Ordinary Shares | MoonLake AG Restricted Founder Shares
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Common Shares, shares outstanding (in shares)			3,330,231			3,330,231